Non-interest income	12 Months Ended
Sep. 30, 2019
Non-interest income
Non-interest income

Note 4. Non-interest income

Accounting policy

Non-interest income includes net fee income, net wealth management and insurance income, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Group customer, the Group assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where the Group is acting as an agent for another party, the income earned by the Group is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer.  Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts.  They are recognised over the term of the facility/period of service on a straight line basis.

Transaction fees are earned for facilitating banking transactions such as foreign exchange fees, telegraphic transfers and issuing bank cheques.  Fees for these one-off transactions are recognised once the transaction has been completed.  Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed, however, a component of interchange fees received is deferred as unearned income as the Group has a future service obligation to customers under the Group’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers.  An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer.  Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management and insurance income

Wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Insurance premium income
Insurance premium income includes premiums earned for life insurance, life investment, loan mortgage insurance and general insurance products:
▪ life insurance premiums with a regular due date are recognised as revenue on an accrual basis;

▪      life investment premiums include a management fee component which is recognised as income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance liabilities;

▪      general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability.

Insurance claims expense
▪ life and general insurance contract claims are recognised as an expense when the liability is established;
▪ claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.
Trading income

▪      realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22);

▪ net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.
Other income - dividend income
▪ dividends on quoted shares are recognised on the ex-dividend date;
▪ dividends on unquoted shares are recognised when the company’s right to receive payment is established.

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Net fee income
Facility fees	730	1,365	1,350	680	1,351
Transaction fees	1,225	1,182	1,258	1,046	939
Other non-risk fee income[2]	(76)	98	229	(638)	54
Fee income	1,879	2,645	2,837	1,088	2,344
Credit card loyalty programs	(121)	(126)	(152)	(90)	(101)
Transaction fee related expenses	(103)	(95)	(82)	(76)	(71)
Fee expenses	(224)	(221)	(234)	(166)	(172)
Net fee income	1,655	2,424	2,603	922	2,172
Net wealth management and insurance income
Wealth management income[2]	276	1,145	997	—	—
Life insurance premium income	1,443	1,410	1,204	—	—
General insurance and lenders mortgage insurance (LMI) net premium earned	482	472	451	—	—
Life insurance investment and other income[3]	409	666	544	—	—
General insurance and LMI investment and other income	52	50	77	—	—
Total insurance premium, investment and other income	2,386	2,598	2,276	—	—
Life insurance claims and changes in insurance liabilities	(1,266)	(1,396)	(1,155)	—	—
General insurance and LMI claims and other expenses	(367)	(286)	(318)	—	—
Total insurance claims, changes in liabilities and other expenses	(1,633)	(1,682)	(1,473)	—	—
Net wealth management and insurance income	1,029	2,061	1,800	—	—
Trading income	929	945	1,202	956	919
Other income
Dividends received from subsidiaries	—	—	—	2,215	2,013
Transactions with subsidiaries	—	—	—	457	472
Dividends received from other entities	6	3	2	3	3
Net gain on sale of associates[4]	38	—	279	—	—
Net gain on disposal of assets	61	24	6	60	—
Net gain/(loss) on hedging overseas operations	—	—	—	(71)	19
Net gain/(loss) on derivatives held for risk management purposes[5]	(11)	8	52	(11)	8
Net gain/(loss) on financial instruments measured at fair value	(39)	38	11	(25)	36
Net gain/(loss) on disposal of controlled entities	3	(9)	—	—	—
Rental income on operating leases	72	107	143	50	77
Share of associates' net profit/(loss)	(23)	(10)	17	—	—
Other[2,6]	22	(89)	19	6	5
Total other income	129	72	529	2,684	2,633
Total non-interest income	3,742	5,502	6,134	4,562	5,724

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Compliance, regulation and remediation provisions relating to customer refunds were recognised as a reduction of other non-risk fee income and wealth management income of $860 million (2018: $171 million; 2017: $111 million) for the Group, and $842 million (2018: $154 million) for the Parent Entity. Refer to Note 27 for further details.

3.	Includes policy holder tax recoveries.
4.	On 26 May 2017, the Group sold 60 million (19% of Pendal’s shares on issue) Pendal shares.
5.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of foreign currency capital and earnings.
6.	The Group recognised $104 million of impairment on the remaining shareholdings of Pendal in 2018.

Deferred income in relation to the credit card loyalty programs for the Group was $322 million as at 30 September 2019 (2018: $318 million) and $47 million for the Parent Entity (2018: $34 million). This will be recognised as fee income as the credit card reward points are redeemed.

There were no other material contract assets or contract liabilities for the Group or the Parent Entity.